OPERATING SEGMENTS DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF OPERATING SEGMENT

	For the Three Months Ended June 30, 2025
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$537,445	$1,346	$1,709	$247	$540,747
Cost of sales	491,737	216	900	33	492,886
Gross Profit	$45,708	$1,130	$809	$214	$47,861

Operating Expenses(1)(2)	42,222	2,123	1,492	340	46,177
Operating Income (Loss)	$3,486	$(993)	$(683)	$(126)	$1,684

Reconciliation of profit or (loss) (segment profit/(loss))
Other income, net					166
Finance expense, net					(300)
Net Income					$1,550

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[2]	Operating expenses includes Revenue share expense of approximately $17,644 thousand and is recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED JUNE 30, 2025 AND 2024

UNAUDITED

	For the Six Months Ended June 30, 2025
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$889,194	$2,376	$2,785	$373	$894,728
Cost of sales	810,986	383	1,477	85	812,931
Gross Profit	$78,208	$1,993	$1,308	$288	$81,797

Operating Expenses(1)(2)	77,623	4,411	2,792	496	85,322
Operating Income (Loss)	$585	$(2,418)	$(1,484)	$(208)	$(3,525)

Reconciliation of profit or loss (segment profit/loss)
Other income, net					288
Finance expense, net					(334)
Net Loss					$(3,571)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[2]	Operating expenses includes Revenue share expense of approximately $30,148 thousand and is recorded in the North American Brokerage segment.

	For the Three Months Ended June 30, 2024
	North American Brokerage	One Real Title	One Real Mortgage	Total
Revenues	$338,574	$1,255	$949	$340,778
Cost of sales	308,268	143	499	308,910
Gross Profit	$30,306	$1,112	$450	$31,868

Operating Expenses(1)(2)	29,983	1,641	888	32,512
Operating Income (Loss)	$323	$(529)	$(438)	$(644)

Reconciliation of profit or (loss) (segment profit/(loss))
Other income, net				57
Finance expenses, net				(523)
Net Loss				$(1,110)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses and Settlement of Litigation.

[2]	Operating expenses includes Revenue share expense of approximately $12,475 thousand and is recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED JUNE 30, 2025 AND 2024

UNAUDITED

	For the Six Months Ended June 30, 2024
	North American Brokerage	One Real Title	One Real Mortgage	Total
Revenues	$537,826	$2,050	$1,645	$541,521
Cost of sales	487,736	285	873	488,894
Gross Profit	$50,090	$1,765	$772	$52,627

Operating Expenses(1)(2)	64,404	2,892	1,693	68,989
Operating Loss	$(14,314)	$(1,127)	$(921)	$(16,362)

Reconciliation of profit or (loss) (segment profit/(loss))
Other income, net				230
Finance expenses, net				(1,075)
Net Loss				$(17,207)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses and Settlement of Litigation.
[2]	Operating expenses includes Revenue share expense of approximately $21,539 thousand and is recorded in the North American Brokerage segment.

SCHEDULE OF DEPRECIATION AND AMORTIZATION

Depreciation and Amortization (in thousands):

	For the Three Months Ended		For the Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
North American Brokerage	$204	$146	388	277
One Real Title	168	168	336	336
One Real Mortgage	26	26	53	53
Other Segments	—	—	—	—
Total	$398	$340	$777	$666

SCHEDULE OF REVENUE GEOGRAPHY

The amount of revenue from external customers, by geography, is shown in the table below (in thousands):

	For the Three Months Ended		For the Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
United States	$480,678	$296,261	$801,170	$472,750
Canada	60,069	44,517	93,558	68,771
Total revenue by region	$540,747	$340,778	$894,728	$541,521